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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                             ___
   This Amendment (Check only one):             [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Bedford Oak Advisors, LLC
Address:      100 South Bedford Road
              Mt. Kisco, New York 10549

Form 13F File Number:  28-05209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Harvey P. Eisen
Title:        Managing Member
Phone:        (914) 242-5700

Signature, Place, and Date of Signing:

  /s/ Harvey P. Eisen               Mt. Kisco, New York       February 14, 2008
  --------------------------        -------------------       -----------------
               [Signature]             [City, State]                [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

    None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1*

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value Total: $90,988 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.             Form 13F File Number                    Name
1               28-05211                                Harvey P. Eisen

* Mr. Eisen is the Investment Manager to Bedford Oak Advisors, LLC, which has investment discretion over the investment portfolios reported herein.

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
                                        TITLE                 MARKET
                                         OF                    VALUE    SHARE / PRN   SHARE /   PUT /
           NAME OF ISSUER               CLASS     CUSIP        (USD)       AMOUNT      PRN      CALL
---------------------------------       -----   ---------   ----------  -----------   -----     ----
AMERICAN COMMERCIAL LINES INC CMN        COM    025195207      406,000      25,000     SH
CADIZ INC CMN                            COM    127537207   20,812,000     991,046     SH
CONVERA CORPORATION CMN CLASS A          COM    211919105      288,000     104,000     SH
CONTINUCARE CORPORATION CMN              COM    212172100    2,228,000     825,000     SH
DENNY'S CORPORATION CMN                  COM    24869P104      188,000      50,000     SH
DREAMS, INC. CMN                         COM    261983209       45,000      25,001     SH
EPOCH HOLDING CORP CMN                   COM    29428R103   21,188,000   1,412,564     SH
1ST CENTURY BANCSHARES, INC. CMN         COM    31943X102      315,000      52,500     SH
GLACIER WTR SVCS INC CMN                 COM    376395109   16,567,000     306,800     SH
GP STRATEGIES CORP CMN                   COM    36225V104    3,727,486     350,000     SH
INDUSTRIAL DISTRIBUTION GROUP INC        COM    456061100      173,000      15,000     SH
NATIONAL HOLDINGS CORP CMN               COM    636375107    2,480,000     972,502     SH
NATIONAL PATENT DEV CORP NEW CMN         COM    637132101    8,598,000   3,196,266     SH
NYFIX INC CMN                            COM    670712108    6,227,000   1,164,000     SH
OPKO HEALTH INC. CMN                     COM    68375N103       86,000      30,000     SH
PENN TREATY AMERICAN CORPORATI*ON CMN    COM    707874400    3,860,000     594,800     SH
REWARDS NETWORK INC CMN                  COM    761557107    3,401,000     684,400     SH
UNITED ENERGY CORP/NEVADA CMN            COM    910900208       89,000     200,000     SH
VCA ANTECH, INC. CMN                     COM    918194101      310,000       7,000     SH

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                      TO BE COMPLETED BY INVESTMENT MANAGER


                               VOTING AUTHORITY
INVESTMENT         OTHER      -------------------
DISCRETION        MANAGERS     SOLE       SHARED       NONE
--------------    --------    -------   ---------     ------
Shared-Defined       1                     25,000
Shared-Defined       1                    991,046
Shared-Defined       1                    104,000
Shared-Defined       1                    825,000
Shared-Defined       1                     50,000
Shared-Defined       1                     25,001
Shared-Defined       1                  1,412,564
Shared-Defined       1                     52,500
Shared-Defined       1                    306,800
Shared-Defined       1                    350,000
Shared-Defined       1                     15,000
Shared-Defined       1                    972,502
Shared-Defined       1                  3,196,266
Shared-Defined       1                  1,164,000
Shared-Defined       1                     30,000
Shared-Defined       1                    594,800
Shared-Defined       1                    684,400
Shared-Defined       1                    200,000
Shared-Defined       1                      7,000